Significant Accounting Policies (Details)				12 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)
Significant Accounting Policies [Line Items]
Restricted cash				$ 769,233	$ 1,347,246
Allowance for doubtful accounts				2,391,641	2,197,396	$ 3,066,937
Advance to suppliers recognized				$ 171,538	60,794
Residual value percentage				5.00%			5.00%
Impairment charges				$ 0	0	0
VAT rate	13.00%	16.00%	17.00%
Advance from customer				3,408,717	4,401,440
Recognized as revenue				3,733,552	4,240,827
Received government grants				373,032	355,925	1,190,882
Shipping and handling costs				1,749,338	1,232,430	1,341,712
Advertising costs				$ 157,293	167,459	$ 237,563
Amount of tax benefit				50.00%
Depositor amount (in Yuan Renminbi) | ¥							¥ 500,000
Cash and cash equivalents				$ 20,192,460	$ 13,195,999